INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2021 and 2020, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2021 and 2020, the Partnership’s investment in the Master Fund represents 32.02% and 25.08%, respectively, of total partners’ capital of the Master Fund.

As the Partnership’s sole investing activity during the years ended December 31, 2021 and 2020 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership’s allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the limited partners of the Partnership as disclosed in the Master Fund’s financial statements included in Section II of this annual report.